JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
January 24, 2013
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of: Retirement Choices Portfolios Retirement Living Portfolios (the “Funds”) File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds (the “XBRL Filing”).
The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission on January 4, 2013 on behalf of the Funds pursuant to Rule 497(c) (Accession No. 0000950123-13-000084), each of which is incorporated by reference into the XBRL Filing.
If you have any questions or comments, please call me at 617-663-2261.
Sincerely,

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary

Retirement Living Portfolios Glide Path Chart

Retirement Choices Portfolios Glide Path Chart